UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Short-Term Bond Fund

Investor Class (PRWBX)

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Investor Class	$24	0.47%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,677,539
Number of Portfolio Holdings	901

Portfolio Turnover Rate	55.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.0%
AA Rated	9.5
A Rated	20.5
BBB Rated	24.7
BB Rated and Below	0.5
Not Rated	0.4
U.S. Government Agency Securities	5.5
U.S. Treasury Securities	20.7
Reserves	1.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.7%
Federal National Mortgage Assn.	2.7
Federal Home Loan Mortgage	1.8
Santander Drive Auto Receivables Trust	1.3
Government National Mortgage Assn.	1.0
CarMax Auto Owner Trust	0.8
SBA Tower Trust	0.8
JPMorgan Chase	0.8
Verus Securitization Trust	0.7
Athene Global Funding	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F55-053 1/25

Short-Term Bond Fund

Investor Class (PRWBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Short-Term Bond Fund

Advisor Class (PASHX)

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Advisor Class	$40	0.78%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,677,539
Number of Portfolio Holdings	901

Portfolio Turnover Rate	55.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.0%
AA Rated	9.5
A Rated	20.5
BBB Rated	24.7
BB Rated and Below	0.5
Not Rated	0.4
U.S. Government Agency Securities	5.5
U.S. Treasury Securities	20.7
Reserves	1.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.7%
Federal National Mortgage Assn.	2.7
Federal Home Loan Mortgage	1.8
Santander Drive Auto Receivables Trust	1.3
Government National Mortgage Assn.	1.0
CarMax Auto Owner Trust	0.8
SBA Tower Trust	0.8
JPMorgan Chase	0.8
Verus Securitization Trust	0.7
Athene Global Funding	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F255-053 1/25

Short-Term Bond Fund

Advisor Class (PASHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Short-Term Bond Fund

I Class (TBSIX)

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - I Class	$17	0.33%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,677,539
Number of Portfolio Holdings	901

Portfolio Turnover Rate	55.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.0%
AA Rated	9.5
A Rated	20.5
BBB Rated	24.7
BB Rated and Below	0.5
Not Rated	0.4
U.S. Government Agency Securities	5.5
U.S. Treasury Securities	20.7
Reserves	1.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.7%
Federal National Mortgage Assn.	2.7
Federal Home Loan Mortgage	1.8
Santander Drive Auto Receivables Trust	1.3
Government National Mortgage Assn.	1.0
CarMax Auto Owner Trust	0.8
SBA Tower Trust	0.8
JPMorgan Chase	0.8
Verus Securitization Trust	0.7
Athene Global Funding	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F442-053 1/25

Short-Term Bond Fund

I Class (TBSIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Short-Term Bond Fund

Z Class (TRZOX)

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,677,539
Number of Portfolio Holdings	901

Portfolio Turnover Rate	55.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.0%
AA Rated	9.5
A Rated	20.5
BBB Rated	24.7
BB Rated and Below	0.5
Not Rated	0.4
U.S. Government Agency Securities	5.5
U.S. Treasury Securities	20.7
Reserves	1.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.7%
Federal National Mortgage Assn.	2.7
Federal Home Loan Mortgage	1.8
Santander Drive Auto Receivables Trust	1.3
Government National Mortgage Assn.	1.0
CarMax Auto Owner Trust	0.8
SBA Tower Trust	0.8
JPMorgan Chase	0.8
Verus Securitization Trust	0.7
Athene Global Funding	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1417-053 1/25

Short-Term Bond Fund

Z Class (TRZOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWBX Short-Term Bond Fund
PASHX Short-Term Bond Fund–
.
Advisor Class
TBSIX Short-Term Bond Fund–
.
I Class
TRZOX Short-Term Bond Fund–
.
Z Class

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 4.54 $ 4.50 $ 4.61 $ 4.84 $ 4.76 $ 4.71
Investment activities
Net investment
income
(1)(2)
0.10 0.16 0.11 0.06 0.08 0.11
Net realized and
unrealized gain/
loss 0.05 0.04 (0.11) (0.23) 0.08 0.05
Total from
investment
activities 0.15 0.20 — (0.17) 0.16 0.16
Distributions
Net investment
income (0.09) (0.16) (0.11) (0.06) (0.06) (0.11)
Tax return of capital — — — — (0.02) —
Total distributions (0.09) (0.16) (0.11) (0.06) (0.08) (0.11)
NET ASSET VALUE
End of period $ 4.60 $ 4.54 $ 4.50 $ 4.61 $ 4.84 $ 4.76

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
3.43% 4.63% 0.11% (3.61)% 3.28% 3.45%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.47%
(4)
0.47% 0.46% 0.44% 0.44% 0.44%
Net expenses after
waivers/payments
by Price Associates 0.47%
(4)
0.47% 0.46% 0.44% 0.44% 0.44%
Net investment
income 4.14%
(4)
3.62% 2.51% 1.16% 1.56% 2.35%
Portfolio turnover rate 55.1% 92.3% 50.6% 70.1% 49.4% 70.2%
Net assets, end of
period (in millions) $1,312 $1,329 $1,524 $1,856 $3,588 $4,298
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 4.55 $ 4.51 $ 4.62 $ 4.85 $ 4.77 $ 4.71
Investment activities
Net investment
income
(1)(2)
0.09 0.15 0.10 0.04 0.06 0.10
Net realized and
unrealized gain/
loss 0.06 0.04 (0.11) (0.23) 0.08 0.06
Total from
investment
activities 0.15 0.19 (0.01)
(3)
(0.19) 0.14 0.16
Distributions
Net investment
income (0.09) (0.15) (0.10) (0.04) (0.04) (0.10)
Tax return of capital — — — — (0.02) —
Total distributions (0.09) (0.15) (0.10) (0.04) (0.06) (0.10)
NET ASSET VALUE
End of period $ 4.61 $ 4.55 $ 4.51 $ 4.62 $ 4.85 $ 4.77

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)
3.26% 4.30% (0.11)% (3.89)% 2.95% 3.38%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.78%
(5)
0.78% 0.70% 0.74% 0.76% 0.73%
Net expenses after
waivers/payments
by Price Associates 0.78%
(5)
0.78% 0.70% 0.74% 0.76% 0.73%
Net investment
income 3.83%
(5)
3.31% 2.26% 0.87% 1.24% 2.06%
Portfolio turnover rate 55.1% 92.3% 50.6% 70.1% 49.4% 70.2%
Net assets, end of
period (in thousands) $6,860 $6,947 $8,050 $9,706 $22,646 $27,362
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 4.55 $ 4.51 $ 4.61 $ 4.84 $ 4.77 $ 4.72
Investment activities
Net investment
income
(1)(2)
0.10 0.17 0.12 0.06 0.08 0.12
Net realized and
unrealized gain/
loss 0.06 0.04 (0.10) (0.23) 0.07 0.05
Total from
investment
activities 0.16 0.21 0.02 (0.17) 0.15 0.17
Distributions
Net investment
income (0.10) (0.17) (0.12) (0.06) (0.06) (0.12)
Tax return of capital — — — — (0.02) —
Total distributions (0.10) (0.17) (0.12) (0.06) (0.08) (0.12)
NET ASSET VALUE
End of period $ 4.61 $ 4.55 $ 4.51 $ 4.61 $ 4.84 $ 4.77

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
3.49% 4.76% 0.47% (3.51)% 3.15% 3.55%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.33%
(4)
0.34% 0.33% 0.34% 0.36% 0.35%
Net expenses after
waivers/payments
by Price Associates 0.33%
(4)
0.34% 0.33% 0.34% 0.36% 0.35%
Net investment
income 4.28%
(4)
3.77% 2.66% 1.31% 1.56% 2.43%
Portfolio turnover rate 55.1% 92.3% 50.6% 70.1% 49.4% 70.2%
Net assets, end of
period (in millions) $3,045 $3,041 $2,971 $3,183 $2,228 $933
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4.54 $ 4.50 $ 4.61 $ 4.84 $ 4.85
Investment activities
Net investment income
(2)(3)
0.11 0.19 0.13 0.08 0.02
Net realized and unrealized
gain/loss 0.06 0.04 (0.11) (0.23) (0.01)
(4)
Total from investment
activities 0.17 0.23 0.02 (0.15) 0.01
Distributions
Net investment income (0.11) (0.19) (0.13) (0.08) —
(5)
Tax return of capital — — — — (0.02)
Total distributions (0.11) (0.19) (0.13) (0.08) (0.02)
NET ASSET VALUE
End of period $ 4.60 $ 4.54 $ 4.50 $ 4.61 $ 4.84

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
3.67% 5.12% 0.58% (3.18)% 0.26%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.30%
(7)
0.31% 0.31% 0.32% 0.34%
(7)
Net expenses after waivers/
payments by Price Associates 0.00%
(7)
0.00% 0.00% 0.00% 0.00%
(7)
Net investment income 4.61%
(7)
4.19% 2.95% 1.62% 1.69%
(7)
Portfolio turnover rate 55.1% 92.3% 50.6% 70.1% 49.4%
Net assets, end of period (in
thousands) $313,752 $310,323 $150,111 $201,043 $244,089
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Amounts round to less than $0.01 per share.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Short-Term Bond Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  19.7%
Car Loan  6.7%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 970 974
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 1,947 1,975
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 203 205
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 223 226
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,550 1,551
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 1,700 1,701
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  3,636 3,598
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,862
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 8,427
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 5,600 5,642
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 3,950 3,900
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 2,065 2,071
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 1,455 1,458
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.834%, 12/26/31 (1) 2,356 2,360

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 4,284
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  1,595 1,615
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,134
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,571
CarMax Auto Owner Trust
Series 2023-4, Class B
6.39%, 5/15/29  8,020 8,327
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,315
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  1,845 1,863
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  3,605 3,641
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  400 412
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  1,200 1,208
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  1,525 1,536
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  1,640 1,661
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  6,990 7,127
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 256 251
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 12,608

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 4,955 5,022
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 8,166 8,227
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 1,810 1,825
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 1,235 1,248
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 4,890 4,888
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,144
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  12,400 12,473
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 493
Exeter Automobile Receivables Trust
Series 2024-4A, Class C
5.48%, 8/15/30  5,130 5,171
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  1,290 1,309
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  2,440 2,486
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 5,140 5,111
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,455
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,677
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 2,985 3,005

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 5,293 5,356
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,375 3,418
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  10,120 10,116
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  2,405 2,416
GM Financial Automobile Leasing Trust
Series 2024-2, Class B
5.56%, 5/22/28  7,165 7,250
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 6,478 6,546
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 7,405 7,409
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 1,100 1,112
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 625 631
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 980 989
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 3,325 3,358
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 32 32
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, 8/16/32 (1) 1,251 1,259
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 142 142
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 1,005 1,019

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 625 628
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 1,023 1,033
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 2,282 2,301
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 3,692 3,732
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 2,130 2,146
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 2,575 2,590
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 2,168 2,132
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 11,230 11,076
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  14,955 14,576
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 15,050 14,425
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  9,308 9,139
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 9,700 9,567
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 1,795 1,805
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 1,715 1,724
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 6,630 6,733

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 2,000 2,009
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 655 662
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A4
5.26%, 8/20/30 (1) 1,820 1,854
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 1,025 1,039
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 7,930 8,013
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 4,109
313,383
Other Asset-Backed Securities  11.7%
AMSR Trust
Series 2020-SFR4, Class A
1.355%, 11/17/37 (1) 147 143
Amur Equipment Finance Receivables X
Series 2022-1A, Class E
5.02%, 12/20/28 (1) 4,900 4,877
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 1,919 1,934
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 1,515 1,537
Apidos XVIII
Series 2018-18A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.782%, 10/22/30 (1) 6,649 6,659
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 5.767%, 10/20/31 (1) 8,363 8,373
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 12,144 11,504
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 5,471 5,531
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 2,955 2,995

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 5.978%, 4/15/34 (1) 2,280 2,284
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.456%, 10/15/30 (1) 9,285 9,302
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 5,830 5,834
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 1,330 1,332
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.723%, 11/15/30 (1) 9,137 9,149
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,988 1,945
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 630 627
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 990 977
CNH Equipment Trust
Series 2024-B, Class A3
5.19%, 9/17/29  2,980 3,027
CNH Equipment Trust
Series 2024-B, Class A4
5.23%, 11/17/31  2,630 2,680
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 2,515 2,545
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 9,325 8,966
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 820 837
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 1,185 1,205
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 635 634

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 1,470 1,472
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 4,710 4,782
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 1,720 1,726
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 465 466
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 4,304 4,246
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 2,902 2,818
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.009%, 7/17/34 (1) 9,145 9,147
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 1,324 1,288
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 1,551 1,581
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 2,106 2,151
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37 (1) 6,850 6,664
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 7,535 7,289
Fortress Credit Bsl VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.649%, 7/23/32 (1) 3,470 3,466
Fortress Credit Bsl VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.959%, 7/23/32 (1) 5,430 5,423
Fortress Credit Bsl VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 6.209%, 7/23/32 (1) 6,935 6,922

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 6.032%, 10/18/33 (1) 11,805 11,843
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 6,077 6,004
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 3,025 2,960
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 8,013 7,526
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 3,393 3,030
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 369 359
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 760 739
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 548 529
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 1,087 1,059
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 5,893 5,979
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 1,099 1,122
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 6,910 6,949
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 4,315 4,350
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 1,440 1,461
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,042 3,113

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 8,335 8,375
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,025 1,037
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 2,535 2,571
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 6,329 6,017
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 993 982
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 126 121
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.776%, 11/21/30 (1) 8,817 8,831
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 5.849%, 7/27/31 (1) 8,317 8,333
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.429%, 7/27/31 (1) 7,810 7,819
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.667%, 10/20/29 (1) 5,240 5,247
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.432%, 10/18/30 (1) 12,700 12,702
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.946%, 10/15/32 (1) 13,845 13,857
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 6.779%, 4/20/32 (1) 745 746
Marathon Static
Series 2022-18A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 5.767%, 7/20/30 (1) 4,908 4,912
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 5.919%, 7/16/31 (1) 2,416 2,421

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 13,179 13,189
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.597%, 7/23/32 (1) 8,550 8,550
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.847%, 4/20/33 (1) 4,792 4,802
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 6.362%, 10/18/33 (1) 3,670 3,679
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 7.282%, 10/18/33 (1) 5,500 5,517
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 1,430 1,367
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 603 582
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 352 331
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 6,227 6,207
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 1,072 1,094
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 611 622
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 5.869%, 1/20/32 (1) 13,399 13,430
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.767%, 10/20/30 (1) 7,810 7,825
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 463 459
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 5,025 5,018

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 234 235
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 2,695 2,719
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 1,570 1,603
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 515 530
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 1,995 1,995
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,650 1,657
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.789%, 7/30/31 (1) 4,963 4,966
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.767%, 1/20/31 (1) 8,350 8,351
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 647 651
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 5,320 5,055
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.651%, 8/20/32 (1) 16,298 16,252
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 6.276%, 7/25/31 (1) 13,080 13,099
SCF Equipment Leasing
Series 2021-1A, Class E
3.56%, 8/20/32 (1) 1,675 1,657
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 7,335 7,526
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 599 593

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 1/20/32 (1)(2) 1,360 1,360
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 6.337%, 10/25/29 (1) 11,545 11,563
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 5.938%, 1/15/34 (1) 2,960 2,964
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 5.959%, 4/20/33 (1) 3,790 3,794
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.817%, 10/20/30 (1) 7,902 7,914
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.856%, 7/15/30 (1) 2,023 2,026
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 4/15/31 (1)(2) 2,750 2,750
THL Credit Wind River
Series 2019-3A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 4/15/31 (1)(2) 6,280 6,280
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 4/15/31 (1)(2) 2,725 2,725
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.867%, 7/20/31 (1) 15,105 15,118
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 3,403 3,371
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 6,225 6,197
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 7,622 7,633
Trinitas IX
Series 2018-9A, Class BRRR, CLO, FRN
3M TSFR + 1.70%, 6.317%, 1/20/32 (1) 2,515 2,521
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.956%, 1/25/34 (1) 11,805 11,846

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 4,095 4,154
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 1,545 1,566
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.456%, 10/15/31 (1) 10,460 10,471
Wellfleet
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 0.818%, 5.436%, 10/20/31 (1) 7,690 7,690
546,836
Student Loan  1.1%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 2,823 2,683
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 1,326 1,306
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 2,664 2,577
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 4,101 3,921
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 1,593 1,500
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 10,837 10,196
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 1,685 1,571
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,829 1,691
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 1,117 1,025
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 934 867
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.813%, 3/22/32  1,771 1,717

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 5.442%, 3/26/68 (1) 1,136 1,131
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 6,649 6,109
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 2,268 2,106
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 238 237
SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M TSFR + 1.214%, 5.824%, 9/15/34 (1) 307 307
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 5.444%, 1/15/37 (1) 3,386 3,376
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,208 1,122
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 4,463 4,122
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 6,058 5,583
53,147
Whole Business  0.2%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 7,984 8,131
8,131
Total Asset-Backed Securities
(Cost $919,368) 921,497
CORPORATE BONDS  40.4%
FINANCIAL INSTITUTIONS  13.2%
Banking  8.4%
American Express, 2.25%, 3/4/25  12,785 12,696
American Express, VR, 5.043%, 7/26/28 (3) 4,305 4,331
American Express, VR, 5.098%, 2/16/28 (3) 2,625 2,645
American Express, VR, 5.532%, 4/25/30 (3) 5,175 5,305
Banco Santander, 3.496%, 3/24/25  8,200 8,159

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Banco Santander, VR, 5.552%, 3/14/28 (3) 4,000 4,045
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (4) 8,000 7,987
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,865 1,862
Bank of America, VR, 1.734%, 7/22/27 (3) 5,125 4,881
Bank of America, VR, 3.384%, 4/2/26 (3) 7,560 7,528
Bank of America, VR, 5.08%, 1/20/27 (3) 3,965 3,975
Bank of Montreal, 3.70%, 6/7/25  10,110 10,050
Bank of New York Mellon, VR, 4.414%, 7/24/26 (3)(4) 6,645 6,623
Bank of New York Mellon, VR, 4.947%, 4/26/27 (3)(4) 6,805 6,833
Bank of New York Mellon, VR, 5.148%, 5/22/26 (3)(4) 4,875 4,883
Banque Federative du Credit Mutuel, 0.998%, 2/4/25 (1)(4) 9,745 9,684
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 4,965 4,973
Barclays, VR, 5.304%, 8/9/26 (3) 4,510 4,518
Barclays, VR, 7.325%, 11/2/26 (3)(4) 4,915 5,014
BPCE, 4.50%, 3/15/25 (1) 9,765 9,736
CaixaBank, VR, 6.684%, 9/13/27 (1)(3) 6,125 6,300
Capital One Financial, VR, 2.636%, 3/3/26 (3)(4) 7,645 7,601
Capital One Financial, VR, 4.985%, 7/24/26 (3) 5,995 5,994
Capital One Financial, VR, 6.312%, 6/8/29 (3) 3,000 3,108
Capital One Financial, VR, 7.149%, 10/29/27 (3) 2,860 2,977
Citigroup, 4.40%, 6/10/25  4,390 4,374
Citigroup, VR, 3.106%, 4/8/26 (3) 4,035 4,012
Citigroup, VR, 5.174%, 2/13/30 (3) 4,635 4,675
Credicorp, 2.75%, 6/17/25 (1) 2,715 2,676
Danske Bank, VR, 4.613%, 10/2/30 (1)(3) 4,555 4,473
Danske Bank, VR, 5.427%, 3/1/28 (1)(3) 4,760 4,803
Danske Bank, VR, 6.259%, 9/22/26 (1)(3) 3,080 3,111
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (3) 1,900 1,890
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,390
Goldman Sachs Group, VR, 4.482%, 8/23/28 (3) 4,835 4,796
HSBC Holdings, VR, 1.645%, 4/18/26 (3) 14,195 14,011
HSBC Holdings, VR, 5.13%, 11/19/28 (3) 6,740 6,768
HSBC Holdings, VR, 5.597%, 5/17/28 (3)(4) 6,410 6,501
JPMorgan Chase, FRN, SOFR + 0.885%, 5.545%, 4/22/27  5,480 5,500
JPMorgan Chase, VR, 2.083%, 4/22/26 (3) 13,190 13,049
JPMorgan Chase, VR, 4.08%, 4/26/26 (3) 7,690 7,665
JPMorgan Chase, VR, 4.979%, 7/22/28 (3) 4,820 4,844
JPMorgan Chase, VR, 5.04%, 1/23/28 (3)(4) 4,620 4,647
Lloyds Banking Group, VR, 5.462%, 1/5/28 (3)(4) 4,660 4,714
Morgan Stanley, VR, 2.63%, 2/18/26 (3)(4) 7,180 7,147
Morgan Stanley, VR, 6.138%, 10/16/26 (3)(4) 6,730 6,808
Morgan Stanley Bank, 4.754%, 4/21/26  5,725 5,734

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
National Bank of Canada, 4.50%, 10/10/29 (4) 7,150 7,030
NatWest Markets, 3.479%, 3/22/25 (1)(4) 3,600 3,587
Northern Trust, 3.95%, 10/30/25  4,035 4,014
PNC Financial Services Group, VR, 4.758%, 1/26/27 (3) 7,035 7,028
PNC Financial Services Group, VR, 5.812%, 6/12/26 (3) 2,525 2,539
Santander Holdings USA, VR, 2.49%, 1/6/28 (3) 5,540 5,271
Santander Holdings USA, VR, 6.124%, 5/31/27 (3) 980 994
Societe Generale, VR, 5.519%, 1/19/28 (1)(3)(4) 8,871 8,920
Standard Chartered, 4.30%, 2/19/27 (1) 2,937 2,885
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3) 4,780 4,849
State Street, 4.33%, 10/22/27 (4) 14,095 14,042
State Street, VR, 4.857%, 1/26/26 (3) 3,080 3,079
State Street, VR, 5.104%, 5/18/26 (3) 4,620 4,628
U.S. Bancorp, VR, 4.548%, 7/22/28 (3)(4) 7,145 7,111
U.S. Bancorp, VR, 5.727%, 10/21/26 (3) 4,020 4,050
UBS Group, VR, 1.494%, 8/10/27 (1)(3) 3,200 3,026
UBS Group, VR, 4.488%, 5/12/26 (1)(3) 2,465 2,459
UBS Group, VR, 6.327%, 12/22/27 (1)(3)(4) 6,100 6,274
Wells Fargo, VR, 2.188%, 4/30/26 (3) 5,935 5,872
Wells Fargo, VR, 3.908%, 4/25/26 (3) 7,870 7,844
Wells Fargo, VR, 4.54%, 8/15/26 (3) 7,470 7,453
394,251
Brokerage Asset Managers Exchanges  0.5%
Charles Schwab, 2.45%, 3/3/27 (4) 11,128 10,635
Charles Schwab, 3.20%, 3/2/27  3,330 3,224
LPL Holdings, 5.70%, 5/20/27  6,964 7,089
LPL Holdings, 6.75%, 11/17/28  2,275 2,402
Nasdaq, 5.65%, 6/28/25 (4) 1,155 1,160
24,510
Finance Companies  1.1%
AerCap Ireland Capital, 6.10%, 1/15/27  2,160 2,215
AerCap Ireland Capital, 6.45%, 4/15/27  11,189 11,556
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 8,871
Avolon Holdings Funding, 2.875%, 2/15/25 (1) 7,180 7,140
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 4,810 4,919
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 2,200 2,283
GATX, 3.25%, 3/30/25  6,715 6,666
GATX, 3.25%, 9/15/26  3,544 3,448
GATX, 3.85%, 3/30/27  1,932 1,889
GATX, 5.40%, 3/15/27  4,745 4,803
53,790
Insurance  3.1%
Athene Global Funding, 1.716%, 1/7/25 (1) 12,540 12,499
Athene Global Funding, 4.86%, 8/27/26 (1) 5,285 5,275

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Athene Global Funding, 5.349%, 7/9/27 (1) 5,190 5,236
Athene Global Funding, 5.684%, 2/23/26 (1) 6,780 6,834
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,680 1,598
Centene, 4.625%, 12/15/29 (4) 4,825 4,614
CNO Global Funding, 1.65%, 1/6/25 (1) 8,042 8,016
CNO Global Funding, 1.75%, 10/7/26 (1) 10,016 9,447
Corebridge Financial, 3.50%, 4/4/25  5,855 5,827
Corebridge Global Funding, 4.65%, 8/20/27 (1) 2,475 2,472
Corebridge Global Funding, 5.20%, 1/12/29 (1) 2,300 2,323
Elevance Health, 5.35%, 10/15/25  2,325 2,334
Equitable Financial Life Global Funding, 1.00%, 1/9/26 (1) 490 470
Equitable Financial Life Global Funding, 1.70%, 11/12/26 (1)(4) 2,095 1,980
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 3,500 3,528
Health Care Service A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 11,700 11,510
Health Care Service A Mutual Legal Reserve, 5.20%, 6/15/29 (1) 3,540 3,604
Humana, 1.35%, 2/3/27 (4) 3,515 3,270
Humana, 4.50%, 4/1/25  4,125 4,119
Humana, 5.75%, 3/1/28  2,290 2,341
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 8,265 8,237
Jackson National Life Global Funding, 5.55%, 7/2/27 (1)(4) 4,325 4,392
Jackson National Life Global Funding, 5.60%, 4/10/26 (1)(4) 7,525 7,580
Marsh & McLennan, 4.55%, 11/8/27 (4) 8,560 8,577
Northwestern Mutual Global Funding, 4.35%, 9/15/27 (1) 5,950 5,931
Principal Life Global Funding II, 0.875%, 1/12/26 (1) 5,795 5,552
Reinsurance Group of America, 3.95%, 9/15/26  5,184 5,112
142,678
Real Estate Investment Trusts  0.1%
Kilroy Realty, 4.375%, 10/1/25  2,355 2,340
Realty Income, 5.05%, 1/13/26 (4) 1,780 1,781
4,121
Total Financial Institutions 619,350
INDUSTRIAL  24.6%
Basic Industry  1.1%
Celanese U.S. Holdings, 6.05%, 3/15/25  4,340 4,345
FMC, 3.45%, 10/1/29  4,977 4,611
LYB International Finance III, 1.25%, 10/1/25  5,631 5,470
Newmont, 5.30%, 3/15/26  2,930 2,951
Nucor, 3.95%, 5/23/25  3,585 3,569
Nutrien, 4.90%, 3/27/28 (4) 2,955 2,977
POSCO, 4.375%, 8/4/25  7,200 7,173
POSCO, 5.625%, 1/17/26 (1) 6,020 6,066
Sherwin-Williams, 4.25%, 8/8/25  2,980 2,967
Sherwin-Williams, 4.55%, 3/1/28 (4) 5,375 5,371

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Steel Dynamics, 2.80%, 12/15/24  5,070 5,064
50,564
Capital Goods  1.7%
Amcor Flexibles North America, 4.00%, 5/17/25  5,355 5,328
Amphenol, 2.05%, 3/1/25  6,720 6,668
Amphenol, 4.75%, 3/30/26  9,211 9,204
Amphenol, 5.05%, 4/5/27 (4) 2,475 2,499
BAE Systems, 5.00%, 3/26/27 (1) 5,475 5,511
Boeing, 2.196%, 2/4/26 (4) 3,925 3,791
Boeing, 6.259%, 5/1/27 (1) 9,763 9,995
Carrier Global, 2.242%, 2/15/25  1,909 1,894
Fortive, 3.15%, 6/15/26  5,348 5,217
Huntington Ingalls Industries, 5.353%, 1/15/30  1,835 1,847
Mohawk Industries, 5.85%, 9/18/28  3,565 3,678
Otis Worldwide, 2.056%, 4/5/25 (4) 7,965 7,882
Owens Corning, 3.40%, 8/15/26  3,093 3,027
Owens Corning, 5.50%, 6/15/27  4,210 4,289
Regal Rexnord, 6.05%, 2/15/26  5,222 5,263
Republic Services, 0.875%, 11/15/25  1,566 1,509
77,602
Communications  3.7%
American Tower, 1.60%, 4/15/26  11,099 10,613
American Tower, 2.40%, 3/15/25  4,733 4,697
American Tower, 3.55%, 7/15/27  4,480 4,349
AT&T, 4.10%, 2/15/28  2,395 2,359
Charter Communications Operating, 4.908%, 7/23/25  6,322 6,313
Charter Communications Operating, 6.15%, 11/10/26  2,995 3,058
Cox Communications, 3.35%, 9/15/26 (1) 2,070 2,014
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,487
Crown Castle, 1.05%, 7/15/26 (4) 9,140 8,614
Crown Castle, 2.90%, 3/15/27  7,465 7,166
Crown Castle, 4.45%, 2/15/26  4,475 4,455
Crown Castle, 5.00%, 1/11/28  2,340 2,354
Crown Castle, 5.60%, 6/1/29  3,540 3,641
Crown Castle Towers, 4.241%, 7/15/28 (1) 2,075 1,999
KT, 4.00%, 8/8/25 (1)(4) 8,770 8,718
KT, 4.125%, 2/2/28 (1)(4) 5,350 5,271
NTT Finance, 4.239%, 7/25/25 (1)(4) 1,630 1,624
Rogers Communications, 2.95%, 3/15/25  10,585 10,508
Rogers Communications, 3.20%, 3/15/27 (4) 9,100 8,798
Rogers Communications, 5.00%, 2/15/29  7,010 7,030
SBA Tower Trust, 1.631%, 11/15/26 (1)(4) 5,077 4,743
SBA Tower Trust, 1.884%, 1/15/26 (1) 3,232 3,110
SBA Tower Trust, 2.836%, 1/15/25 (1) 9,510 9,487

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SBA Tower Trust, 4.831%, 10/15/29 (1) 13,380 13,026
SBA Tower Trust, 6.599%, 1/15/28 (1) 7,561 7,800
T-Mobile USA, 2.625%, 4/15/26  2,755 2,677
T-Mobile USA, 3.50%, 4/15/25  7,685 7,644
Take-Two Interactive Software, 3.55%, 4/14/25  3,135 3,114
Take-Two Interactive Software, 4.95%, 3/28/28  6,000 6,037
Take-Two Interactive Software, 5.00%, 3/28/26  9,055 9,079
172,785
Consumer Cyclical  5.9%
Advance Auto Parts, 5.90%, 3/9/26  5,550 5,590
Aptiv, 4.65%, 9/13/29  3,300 3,217
AutoZone, 6.25%, 11/1/28 (4) 4,435 4,668
BMW U.S. Capital, 4.60%, 8/13/27 (1)(4) 11,810 11,786
Daimler Truck Finance North America, 1.625%, 12/13/24 (1) 7,760 7,751
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 2,215 2,226
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 4,210 4,244
Daimler Truck Finance North America, 5.15%, 1/16/26 (1)(4) 2,165 2,173
Daimler Truck Finance North America, 5.20%, 1/17/25 (1) 2,745 2,746
Darden Restaurants, 4.35%, 10/15/27  6,645 6,578
Dollar General, 3.875%, 4/15/27  2,255 2,205
Dollar General, 4.125%, 5/1/28 (4) 7,688 7,506
Dollar General, 4.625%, 11/1/27  6,000 5,960
Dollar General, 5.20%, 7/5/28 (4) 4,099 4,131
Ford Motor Credit, 5.125%, 6/16/25  7,190 7,183
Ford Motor Credit, 5.125%, 11/5/26  4,650 4,640
Ford Motor Credit, 5.80%, 3/5/27  5,830 5,896
General Motors Financial, 2.90%, 2/26/25  13,795 13,719
General Motors Financial, 5.35%, 7/15/27  6,995 7,068
General Motors Financial, 5.40%, 4/6/26  3,685 3,710
General Motors Financial, 5.40%, 5/8/27  2,895 2,935
General Motors Financial, 5.55%, 7/15/29  2,240 2,285
Genuine Parts, 1.75%, 2/1/25  2,980 2,962
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,440 2,457
Hyundai Capital America, 5.50%, 3/30/26 (1)(4) 3,270 3,293
Hyundai Capital America, 5.60%, 3/30/28 (1)(4) 4,300 4,387
Hyundai Capital America, 6.25%, 11/3/25 (1)(4) 3,100 3,142
Hyundai Capital Services, 2.125%, 4/24/25 (1) 2,800 2,769
Lowe's, 1.70%, 9/15/28 (4) 1,292 1,162
Lowe's, 3.35%, 4/1/27 (4) 2,275 2,212
Lowe's, 4.80%, 4/1/26  4,745 4,754
Marriott International, 3.75%, 3/15/25  1,345 1,340
Marriott International, 5.45%, 9/15/26  2,225 2,255
Marriott International, Series EE, 5.75%, 5/1/25  1,381 1,384

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Marriott International, Series R, 3.125%, 6/15/26  8,661 8,462
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 5,025 5,033
Mercedes-Benz Finance North America, 4.80%, 1/11/27 (1) 14,430 14,464
O'Reilly Automotive, 5.75%, 11/20/26  13,817 14,071
Ross Stores, 0.875%, 4/15/26 (4) 6,748 6,404
Ross Stores, 4.60%, 4/15/25  15,624 15,604
Starbucks, 3.50%, 3/1/28 (4) 2,660 2,582
Starbucks, 4.00%, 11/15/28 (4) 1,873 1,833
Starbucks, 4.75%, 2/15/26  5,815 5,824
Uber Technologies, 4.50%, 8/15/29 (1) 10,995 10,748
VF, 2.40%, 4/23/25 (4) 10,443 10,287
VF, 2.80%, 4/23/27  5,330 5,005
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1) 5,185 5,152
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 8,305 8,247
Volkswagen Group of America Finance, 5.70%, 9/12/26 (1) 3,870 3,909
Volkswagen Group of America Finance, 5.80%, 9/12/25 (1) 4,550 4,584
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1)(4) 4,520 4,595
277,138
Consumer Non-Cyclical  5.6%
AbbVie, 2.95%, 11/21/26  14,705 14,285
Altria Group, 2.625%, 9/16/26  5,137 4,956
BAT International Finance, 1.668%, 3/25/26  7,140 6,855
BAT International Finance, 4.448%, 3/16/28  13,155 13,044
Becton Dickinson & Company, 3.734%, 12/15/24  2,160 2,159
Becton Dickinson & Company, 4.693%, 2/13/28 (4) 10,060 10,078
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 1,091 1,019
CSL Finance, 3.85%, 4/27/27 (1)(4) 2,575 2,521
CVS Health, 1.30%, 8/21/27  13,114 11,938
CVS Health, 2.875%, 6/1/26 (4) 4,883 4,744
CVS Health, 3.00%, 8/15/26  2,945 2,854
CVS Health, 5.00%, 2/20/26 (4) 9,290 9,304
HCA, 3.125%, 3/15/27 (4) 7,560 7,278
HCA, 5.375%, 2/1/25  4,260 4,262
HCA, 5.625%, 9/1/28  9,032 9,229
HCA, 5.875%, 2/15/26 (4) 5,890 5,928
Heineken, 3.50%, 1/29/28 (1) 24,087 23,345
Icon Investments Six, 5.809%, 5/8/27 (4) 8,885 9,055
Imperial Brands Finance, 4.25%, 7/21/25 (1) 1,013 1,006
IQVIA, 6.25%, 2/1/29  3,065 3,195
Kroger, 2.65%, 10/15/26 (4) 4,838 4,661
Kroger, 3.70%, 8/1/27  1,206 1,179
Kroger, 4.60%, 8/15/27 (4) 2,194 2,204
Mars, 4.55%, 4/20/28 (1)(4) 9,340 9,321

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Mattel, 3.375%, 4/1/26 (1) 5,935 5,787
Mattel, 5.875%, 12/15/27 (1) 5,750 5,782
Mondelez International, 2.625%, 3/17/27  5,415 5,186
Mondelez International Holdings Netherlands, 4.25%, 9/15/25 (1) 3,950 3,932
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,504
Pernod Ricard, 3.25%, 6/8/26 (1) 8,525 8,346
Perrigo Finance Unlimited, 3.90%, 12/15/24  5,988 5,982
Philip Morris International, 4.875%, 2/13/26  5,920 5,935
Solventum, 5.45%, 2/25/27 (1) 11,990 12,134
Stryker, 4.25%, 9/11/29  5,350 5,259
Utah Acquisition Sub, 3.95%, 6/15/26 (4) 6,750 6,641
Viatris, 2.30%, 6/22/27  5,092 4,778
Viterra Finance, 2.00%, 4/21/26 (1) 1,515 1,447
Viterra Finance, 4.90%, 4/21/27 (1) 7,230 7,214
Zoetis, 3.00%, 9/12/27 (4) 12,715 12,211
Zoetis, 5.40%, 11/14/25  6,720 6,754
263,312
Energy  2.9%
Canadian Natural Resources, 2.05%, 7/15/25  11,415 11,209
Columbia Pipelines Holding, 6.055%, 8/15/26 (1)(4) 1,060 1,078
DCP Midstream Operating, 5.375%, 7/15/25  7,981 7,994
Diamondback Energy, 5.20%, 4/18/27  3,245 3,285
Enbridge, 2.50%, 1/15/25  9,500 9,462
Enbridge, 2.50%, 2/14/25  4,350 4,328
Enbridge, 5.90%, 11/15/26  2,765 2,824
Enbridge, 6.00%, 11/15/28  2,270 2,376
Energy Transfer, 2.90%, 5/15/25  1,860 1,842
Energy Transfer, 5.25%, 7/1/29  3,905 3,966
Energy Transfer, 6.05%, 12/1/26  10,455 10,706
EQT, 3.125%, 5/15/26 (1) 1,885 1,832
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 3,047
Occidental Petroleum, 5.00%, 8/1/27  3,920 3,941
Occidental Petroleum, 5.20%, 8/1/29  2,805 2,820
Occidental Petroleum, 5.875%, 9/1/25  6,705 6,713
ONEOK, 4.25%, 9/24/27 (4) 9,355 9,239
ONEOK, 5.55%, 11/1/26  4,840 4,898
Ovintiv, 5.375%, 1/1/26  2,500 2,507
Ovintiv, 5.65%, 5/15/25  5,605 5,622
Pioneer Natural Resources, 5.10%, 3/29/26  6,135 6,174
Sabine Pass Liquefaction, 5.625%, 3/1/25  2,775 2,774
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1) 4,420 4,415
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(5) 6,200 6,170
Williams, 4.80%, 11/15/29  4,020 4,003

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Williams, 5.40%, 3/2/26  11,725 11,799
Woodside Finance, 3.70%, 9/15/26 (1) 2,682 2,622
137,646
Technology  2.3%
Atlassian, 5.25%, 5/15/29  2,605 2,645
Cadence Design Systems, 4.20%, 9/10/27  3,380 3,356
CDW, 5.10%, 3/1/30  1,955 1,944
Fiserv, 5.15%, 3/15/27 (4) 5,895 5,954
Fortinet, 1.00%, 3/15/26  8,090 7,707
Foundry JV Holdco, 5.90%, 1/25/30 (1) 2,025 2,056
Intel, 3.75%, 8/5/27 (4) 3,890 3,788
Intel, 4.00%, 8/5/29 (4) 4,290 4,140
Intel, 4.875%, 2/10/28  1,326 1,327
Micron Technology, 4.185%, 2/15/27  1,110 1,096
Micron Technology, 4.975%, 2/6/26  1,110 1,108
Micron Technology, 5.375%, 4/15/28 (4) 6,955 7,079
Moody's, 3.75%, 3/24/25  6,475 6,451
NXP, 2.70%, 5/1/25 (4) 5,910 5,852
NXP, 3.15%, 5/1/27  490 471
NXP, 3.875%, 6/18/26  4,219 4,168
NXP, 4.40%, 6/1/27  1,040 1,035
PayPal Holdings, 2.85%, 10/1/29  9,049 8,360
Qorvo, 1.75%, 12/15/24  3,710 3,701
S&P Global, 2.45%, 3/1/27  14,680 14,034
Western Union, 2.85%, 1/10/25  16,803 16,748
Workday, 3.50%, 4/1/27 (4) 3,450 3,369
106,389
Transportation  1.4%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  2,275 2,221
Canadian Pacific Railway, 1.35%, 12/2/24  10,590 10,589
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,384
Element Fleet Management, 5.643%, 3/13/27 (1) 4,310 4,375
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 8,879
ERAC USA Finance, 5.00%, 2/15/29 (1) 3,460 3,505
FedEx, 3.25%, 4/1/26  7,417 7,283
HPHT Finance, 1.50%, 9/17/26  6,650 6,269
Penske Truck Leasing, 1.70%, 6/15/26 (1) 540 514
Penske Truck Leasing, 5.35%, 1/12/27 (1)(4) 2,375 2,395
Penske Truck Leasing, 5.75%, 5/24/26 (1) 12,797 12,938
63,352
Total Industrial 1,148,788

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY  2.6%
Electric  2.2%
AES, 3.30%, 7/15/25 (1) 5,425 5,357
American Electric Power, 5.20%, 1/15/29  8,040 8,176
Appalachian Power, Series X, 3.30%, 6/1/27 (4) 10,397 10,043
Constellation Energy Generation, 5.60%, 3/1/28  3,910 4,015
DTE Energy, 4.95%, 7/1/27 (4) 3,625 3,647
Duke Energy, 4.85%, 1/5/27  12,000 12,061
Enel Finance International, 1.625%, 7/12/26 (1) 9,605 9,131
Enel Finance International, 7.05%, 10/14/25 (1) 2,320 2,361
Exelon, 5.15%, 3/15/29 (4) 2,470 2,511
FirstEnergy, Series B, 3.90%, 7/15/27  4,905 4,797
FirstEnergy Transmission, 4.55%, 1/15/30 (1) 1,855 1,824
Georgia Power, 5.004%, 2/23/27  2,160 2,180
NextEra Energy Capital Holdings, 1.875%, 1/15/27 (4) 9,130 8,619
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,938
NextEra Energy Capital Holdings, 5.749%, 9/1/25  2,175 2,188
NextEra Energy Capital Holdings, 6.051%, 3/1/25  3,175 3,183
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 8,133
Southern, 5.113%, 8/1/27  4,238 4,295
Vistra Operations, 5.05%, 12/30/26 (1) 2,490 2,496
Vistra Operations, 5.125%, 5/13/25 (1) 3,074 3,075
105,030
Natural Gas  0.4%
Engie, 5.25%, 4/10/29 (1) 2,330 2,372
NiSource, 5.25%, 3/30/28 (4) 1,560 1,584
Sempra, 3.30%, 4/1/25  5,035 5,007
Sempra, 5.40%, 8/1/26  2,840 2,870
Southern California Gas, 2.95%, 4/15/27  5,420 5,222
17,055
Total Utility 122,085
Total Corporate Bonds
(Cost $1,892,900) 1,890,223
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.2%
Government Sponsored  0.3%
MEGlobal, 4.25%, 11/3/26  12,000 11,767
11,767
Owned No Guarantee  1.9%
Banco del Estado de Chile, 2.704%, 1/9/25 (1) 4,585 4,577
Bharat Petroleum, 4.00%, 5/8/25  11,900 11,852

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Korea Electric Power, 5.375%, 4/6/26 (1) 12,400 12,492
Korea Housing Finance, 4.625%, 2/24/28 (1) 12,080 12,110
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 11,471
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,413
NBN, 1.45%, 5/5/26 (1) 15,195 14,515
QNB Finance, 2.625%, 5/12/25  11,965 11,834
Tenaga Nasional, 7.50%, 11/1/25  8,850 9,034
89,298
Total Foreign Government Obligations & Municipalities
(Cost $102,384) 101,065
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  8.8%
Collateralized Mortgage Obligations  4.5%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 3,468 2,927
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1) 3,355 2,822
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM, 1.19%, 4/25/66 (1) 969 819
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1) 2,779 2,298
Angel Oak Mortgage Trust
Series 2024-9, Class A2, CMO, STEP, 5.341%, 9/25/69 (1) 4,567 4,525
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $6,123 (5)(6) 6,123 6,123
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A5, CMO, ARM, 2.50%, 11/25/51 (1) 4,503 3,955
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM, 2.625%, 6/25/56 (1) 1,955 1,743
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1) 2,965 2,772
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM, 2.50%, 4/25/50 (1) 3,828 3,189
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 3,576 3,056
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1) 244 235
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM, 1.373%, 6/25/66 (1) 2,166 1,831
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP, 5.644%, 11/25/69 (1) 7,195 7,176

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP, 6.111%, 5/25/69 (1) 6,823 6,823
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM, SOFR30A + 0.964%,
5.699%, 10/25/30  128 128
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM, SOFR30A + 0.964%,
5.699%, 10/25/30  8 8
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP, 5.383%, 9/25/69 (1) 4,691 4,652
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM, 1.128%, 5/25/65 (1) 701 660
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,385 1,226
EFMT
Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1) 5,540 5,483
EFMT
Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1) 1,913 1,895
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP, 5.81%, 11/25/69 (1) 10,870 10,868
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 354 340
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.291%, 6/25/66 (1) 1,988 1,630
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM, 1.55%, 9/25/66 (1) 1,972 1,609
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
5.552%, 3/25/50 (1) 1,461 1,380
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM, 3.859%, 5/25/47 (1) 159 156
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 373 337
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM, 4.00%, 2/25/59 (1) 328 310
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM, 3.339%, 10/25/59 (1) 7,916 7,523
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM, 2.832%, 1/25/60 (1) 4,592 3,844
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 5.896%, 7/25/44 (1) 60 60
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM, 1.516%, 9/25/56 (1) 3,135 2,618
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP, 4.767%, 6/25/67 (1) 8,452 8,395

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM, 1M TSFR + 0.944%,
5.532%, 8/25/50 (1) 601 568
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM, 3.50%, 8/25/50 (1) 989 885
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM, 0.852%, 1/25/56 (1) 899 859
MFA Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.029%, 11/25/64 (1) 2,428 2,131
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM, 1.317%, 11/25/64 (1) 1,396 1,227
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM, 2.50%, 9/25/51 (1) 9,530 8,429
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM, 1M TSFR + 1.314%,
6.052%, 6/25/59 (1) 164 164
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM, 1M TSFR + 1.014%,
5.602%, 10/25/59 (1) 679 686
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%, 2/25/60 (1) 2,162 1,919
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM, 1M TSFR + 1.064%,
5.652%, 2/25/60 (1) 276 265
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1) 2,383 2,058
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 360 310
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM, 3.00%, 1/25/60 (1) 1,986 1,747
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM, 3.50%, 12/25/49 (1) 573 514
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.175%, 2/25/66 (1) 2,573 2,261
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP, 6.92%, 10/25/63 (1) 796 805
OBX Trust
Series 2024-NQM17, Class A3, CMO, STEP, 6.015%, 11/25/64 (1) 4,020 4,020
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM, 2.50%, 12/25/51 (1) 5,011 4,400
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP, 5.49%, 11/25/44 (1) 7,790 7,764
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM, 4.00%, 6/25/48 (1) 283 264
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 741 690

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 31 30
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM, 1.381%, 5/25/65 (1) 1,138 1,021
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 1,386 1,366
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM, 2.408%, 2/25/50 (1) 2,313 2,202
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM, 0.943%, 5/25/65 (1) 1,517 1,406
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM, 1.162%, 8/25/56 (1) 7,250 6,439
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM, SOFR30A + 1.65%,
6.384%, 1/25/34 (1) 1,671 1,681
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%,
7.684%, 6/25/42 (1) 5,051 5,197
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%,
6.584%, 11/25/43 (1) 1,898 1,920
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.984%, 3/25/44 (1) 8,296 8,308
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM, 2.50%, 9/25/51 (1) 1,931 1,697
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP, 2.733%, 5/25/65 (1) 766 736
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM, 1.052%, 1/25/66 (1) 1,378 1,224
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1) 814 723
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1) 1,839 1,640
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM, 1.373%, 9/25/66 (1) 2,659 2,268
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM, 1.057%, 10/25/63 (1) 458 432
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM, 0.918%, 2/25/64 (1) 1,958 1,780
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM, 3.288%, 1/25/67 (1) 7,548 6,829
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP, 4.91%, 6/25/67 (1) 4,310 4,291
Verus Securitization Trust
Series 2023-4, Class A2, CMO, STEP, 6.116%, 5/25/68 (1) 682 682

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP, 6.939%, 9/25/68 (1) 2,443 2,471
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP, 7.272%, 10/25/68 (1) 4,622 4,700
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP, 6.664%, 12/25/68 (1) 1,050 1,059
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM, 7.33%, 11/25/68 (1) 3,646 3,718
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM, 2.496%, 4/25/65 (1) 527 501
209,703
Commercial Mortgage-Backed Securities  4.2%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM, 1M TSFR + 1.264%, 5.874%,
4/15/34 (1) 2,610 2,369
BANK
Series 2019-BN19, Class A1, 2.263%, 8/15/61  279 256
BANK
Series 2024-BNK47, Class A1, 5.523%, 6/15/57  1,105 1,121
BANK5
Series 2024-5YR10, Class AS, 5.637%, 10/15/57  3,465 3,522
BANK5
Series 2024-5YR11, Class AS, 6.139%, 11/15/57  3,815 3,962
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,230 2,321
BANK5
Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57  5,935 6,178
BANK5
Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  4,470 4,667
BANK5
Series 2024-5YR9, Class A1, 4.889%, 8/15/57  4,337 4,329
BBCMS Mortgage Trust
Series 2024-5C27, Class A1, 5.502%, 7/15/57  1,493 1,503
BCP Trust
Series 2021-330N, Class A, ARM, 1M TSFR + 0.913%, 5.523%,
6/15/38 (1) 4,285 3,968
Benchmark Mortgage Trust
Series 2024-V11, Class AM, 6.201%, 11/15/57  3,235 3,366
Benchmark Mortgage Trust
Series 2024-V6, Class A1, 5.568%, 3/15/57  1,890 1,908
Benchmark Mortgage Trust
Series 2024-V8, Class A1, 5.514%, 7/15/57  2,791 2,822
Benchmark Mortgage Trust
Series 2024-V9, Class AS, ARM, 6.064%, 8/15/57  2,455 2,534
BMO Mortgage Trust
Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57  6,325 6,591

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BMO Mortgage Trust
Series 2024-C8, Class A1, 5.542%, 3/15/57  2,201 2,217
BPR Trust
Series 2021-TY, Class B, ARM, 1M TSFR + 1.264%, 5.874%,
9/15/38 (1) 6,525 6,461
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM, 1M TSFR + 2.014%, 6.624%,
8/15/38 (1) 5,464 3,939
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 6.251%,
5/15/41 (1) 5,494 5,511
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 6.45%,
5/15/41 (1) 5,397 5,402
BX Trust
Series 2021-VIEW, Class A, ARM, 1M TSFR + 1.394%, 6.003%,
6/15/36 (1) 3,785 3,739
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, ARM, 1M TSFR + 1.367%, 5.977%,
12/15/37 (1) 5,640 5,640
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM, 4.027%, 2/10/47  3,350 3,231
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM, 4.69%, 8/10/47 (1) 1,163 1,104
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257%, 8/15/37 (1) 1,724 1,664
Federal Home Loan Mortgage Multifamily Structured PTC
Series K753, Class A1, 4.60%, 6/25/30  3,891 3,909
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM, 1M TSFR + 1.864%, 6.474%,
5/15/26 (1) 5,705 4,779
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 6.55%,
5/15/37 (1) 5,885 5,881
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 6.451%,
9/15/41 (1) 3,055 3,050
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM, 1M TSFR + 2.214%, 6.824%,
9/15/29 (1) 3,975 3,379
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM, 1M TSFR + 2.134%, 6.744%,
10/15/33 (1) 8,240 7,911
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM, 1M TSFR + 2.534%, 7.144%,
10/15/33 (1) 6,310 5,805

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
KIND Trust
Series 2021-KIND, Class C, ARM, 1M TSFR + 1.864%, 6.474%,
8/15/38 (1) 8,406 8,292
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS, 4.021%, 3/10/50 (1) 4,905 4,585
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 6.201%,
5/15/41 (1) 6,250 6,234
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM, 1M TSFR + 1.215%, 5.824%,
4/15/38 (1) 8,836 8,811
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 9/9/32 (1) 9,590 8,391
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM, 1M TSFR + 1.064%, 5.673%,
3/15/36 (1) 11,219 10,847
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM, 1M TSFR + 1.214%, 5.823%,
3/15/36 (1) 6,005 5,770
RLGH Trust
Series 2021-TROT, Class A, ARM, 1M TSFR + 0.914%, 5.524%,
4/15/36 (1) 5,580 5,542
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 6.35%,
5/15/39 (1) 4,880 4,826
TX Trust
Series 2024-HOU, Class B, ARM, 1M TSFR + 2.091%, 6.70%,
6/15/39 (1) 6,490 6,466
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2, 3.02%, 7/15/58  871 866
195,669
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM, 4.00%, 10/1/34 (1) 6,986 6,839
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM, 2.75%, 7/25/57 (1) 219 217
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 407 400
7,456
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $434,201) 412,828

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.5%
U.S. Government Agency Obligations  4.5%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,341 3,091
5.00%, 7/1/25  — —
5.50%, 10/1/38  17 18
6.00%, 9/1/34 - 9/1/35  285 295
7.00%, 3/1/39  442 460
7.50%, 6/1/38  378 395
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.719%, 10/1/33  — —
1Y CMT + 2.347%, 6.681%, 11/1/34  50 51
RFUCCT1Y + 1.625%, 6.848%, 4/1/37  4 5
RFUCCT1Y + 1.625%, 7.26%, 6/1/38  112 113
RFUCCT1Y + 1.625%, 7.457%, 6/1/38  17 17
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  31 31
RFUCCT1Y + 1.733%, 6.108%, 2/1/37  19 20
RFUCCT1Y + 1.733%, 7.606%, 10/1/36  71 73
RFUCCT1Y + 1.742%, 7.03%, 5/1/38  57 58
RFUCCT1Y + 1.775%, 7.232%, 5/1/37  25 25
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  33 34
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  18 18
RFUCCT1Y + 1.944%, 6.204%, 12/1/36  45 46
RFUCCT1Y + 1.961%, 6.461%, 2/1/33  1 1
RFUCCT1Y + 1.975%, 6.225%, 2/1/34  1 1
RFUCCT1Y + 2.031%, 6.565%, 11/1/36  29 29
RFUCCT1Y + 2.083%, 6.582%, 2/1/38  118 120
RFUCCT1Y + 2.22%, 6.558%, 2/1/37  29 30
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  4,587 4,026
2.50%, 1/1/52  7,673 6,501
3.00%, 11/1/34 - 6/1/52  10,165 8,918
4.00%, 12/1/49 - 2/1/50  1,868 1,774
4.50%, 5/1/50 - 10/1/52  43,171 41,519
5.00%, 12/1/41  1,464 1,483
5.50%, 8/1/53  7,022 7,042
6.00%, 9/1/53  7,746 7,878
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 4.563%, 7/1/27  1 1
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  20 20
RFUCCT1Y + 1.539%, 6.836%, 7/1/35  20 20
RFUCCT1Y + 1.584%, 6.331%, 12/1/35  50 51

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.655%, 7.529%, 8/1/37  8 8
RFUCCT1Y + 1.672%, 6.047%, 2/1/33  2 2
RFUCCT1Y + 1.674%, 6.727%, 7/1/34  3 3
RFUCCT1Y + 1.69%, 7.44%, 5/1/38  52 52
RFUCCT1Y + 1.715%, 5.965%, 12/1/32  19 20
RFUCCT1Y + 1.715%, 6.715%, 10/1/32  12 12
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  7 7
RFUCCT1Y + 1.78%, 6.03%, 1/1/34  10 11
RFUCCT1Y + 1.788%, 6.538%, 5/1/38  27 27
RFUCCT1Y + 1.83%, 6.989%, 4/1/38  60 61
RFUCCT1Y + 1.83%, 7.58%, 8/1/38  3 3
RFUCCT1Y + 1.853%, 7.603%, 8/1/38  11 11
RFUCCT1Y + 1.853%, 7.631%, 8/1/38  50 51
RFUCCT1Y + 1.892%, 6.381%, 12/1/35  18 18
RFUCCT1Y + 1.906%, 7.281%, 5/1/38  66 67
RFUCCT6M + 1.371%, 6.768%, 10/1/33  176 178
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,336 1,888
2.50%, 1/1/52 - 1/1/54  11,672 9,852
3.00%, 9/1/28 - 2/1/35  3,966 3,805
3.50%, 12/1/45 - 1/1/52  10,595 9,711
4.00%, 1/1/47 - 9/1/52  16,243 15,232
4.50%, 5/1/41 - 1/1/50  9,797 9,579
5.00%, 6/1/35 - 9/1/54  42,023 41,445
5.50%, 1/1/25 - 10/1/54  23,346 23,493
6.00%, 3/1/34 - 6/1/54  12,405 12,794
6.50%, 7/1/32 - 12/1/32  195 203
212,697
U.S. Government Obligations  1.0%
Government National Mortgage Assn.
2.00%, 3/20/52  490 403
3.00%, 9/20/47  6,046 5,425
3.50%, 8/20/44 - 7/20/52  12,326 11,305
4.00%, 9/20/45 - 10/20/52  4,437 4,207
5.00%, 12/20/34 - 5/20/48  5,244 5,267
5.50%, 9/15/45 - 2/20/49  2,183 2,238
6.00%, 7/15/36  1,006 1,051
Government National Mortgage Assn., TBA (7)
5.00%, 12/20/54  3,340 3,291

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
5.50%, 12/20/54  12,345 12,356
45,543
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $268,258) 258,240
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  20.7%
U.S. Treasury Obligations  20.7%
U.S. Treasury Notes, 3.50%, 9/30/26 (8) 264,585 261,319
U.S. Treasury Notes, 3.75%, 8/31/26  223,350 221,535
U.S. Treasury Notes, 4.125%, 10/31/26 (4) 262,515 262,146
U.S. Treasury Notes, 4.375%, 7/31/26  220,140 220,622
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $969,607) 965,622
SHORT-TERM INVESTMENTS  3.1%
Commercial Paper  1.5%
4(2)  1.5% (9)
Brunswick, 5.107%, 12/2/24  13,605 13,600
Conagra Foods, 5.06%, 12/10/24  13,630 13,609
Constellation Brands, 4.938%, 12/10/24  13,565 13,544
Crown Castle International, 5.22%, 12/3/24  13,550 13,543
FMC, 5.275%, 12/23/24  13,475 13,427
67,723
Money Market Funds  1.6%
T. Rowe Price Government Reserve Fund, 4.67% (10)(11) 76,311 76,311
76,311
Total Short-Term Investments
(Cost $144,053) 144,034

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  5.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 5.3%
Money Market Funds 5.3%
T. Rowe Price Government Reserve Fund, 4.67% (10)(11) 249,216 249,216
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 249,216
Total Securities Lending Collateral
(Cost $249,216) 249,216
Total Investments in Securities
105.7% of Net Assets
(Cost $4,979,987) $ 4,942,725
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,726,537 and represents 36.9% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) See Note 4 . All or a portion of this security is on loan at November 30, 2024.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,123 and represents 0.1% of net assets.
(7) See Note Footnote 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $15,647 and represents 0.3% of net assets.
(8) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(9) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $67,723 and represents 1.5% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT6M Six month Refinitiv USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 4,857 (12) (1) (11)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,750 (35) (5) (30)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 6,938 (18) (3) (15)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,815 (35) (5) (30)
Total Bilateral Credit Default Swaps, Protection
Bought (14) (86)
Total Bilateral Swaps (14) (86)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 117,930 3,049 2,687 362
Total Centrally Cleared Credit Default Swaps,
Protection Sold 362
Total Centrally Cleared Swaps 362
Net payments (receipts) of variation margin to date (322)
Variation margin receivable (payable) on centrally cleared swaps $ 40
** Includes interest purchased or sold but not yet collected of $46.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,116 U.S. Treasury Notes five year
contracts 3/25 (120,083) $ (952)
Short, 1,149 U.S. Treasury Notes ten year
contracts 3/25 (127,755) (652)
Long, 6,566 U.S. Treasury Notes two year
contracts 3/25 1,353,314 3,889
Short, 177 Ultra U.S. Treasury Bonds contracts 3/25 (22,512) (358)
Short, 569 Ultra U.S. Treasury Notes ten year
contracts 3/25 (65,319) (1,099)
Net payments (receipts) of variation margin to date (909)
Variation margin receivable (payable) on open futures contracts $ (81)

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ — $ — $ 1,669++
Totals $ —# $ — $ 1,669+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ 83,789  ¤  ¤ $ 325,527
Total $ 325,527^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,669 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $325,527.

T. ROWE PRICE Short-Term Bond Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,979,987) $ 4,942,725
Interest receivable 32,050
Receivable for investment securities sold 7,547
Receivable for shares sold 3,723
Cash 464
Variation margin receivable on centrally cleared swaps 40
Foreign currency (cost $1) 1
Other assets 50,423
Total assets 5,036,973
Liabilities
Obligation to return securities lending collateral 299,553
Payable for investment securities purchased 47,125
Payable for shares redeemed 9,766
Investment management fees payable 1,127
Due to affiliates 113
Unrealized loss on bilateral swaps 86
Variation margin payable on futures contracts 81
Bilateral swap premiums received 14
Payable to directors 2
Other liabilities 1,567
Total liabilities 359,434
NET ASSETS $ 4,677,539

T. ROWE PRICE Short-Term Bond Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (233,802)
Paid-in capital applicable to 1,015,942,273 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 4,911,341
NET ASSETS $ 4,677,539
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,312,372; Shares outstanding:
285,198,746) $ 4.60
Advisor Class
(Net assets: $6,860; Shares outstanding: 1,488,181) $ 4.61
I Class
(Net assets: $3,044,555; Shares outstanding:
661,063,753) $ 4.61
Z Class
(Net assets: $313,752; Shares outstanding: 68,191,593) $ 4.60

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 106,960
Dividend 1,669
Securities lending 95
Other 1
Total income 108,725
Expenses
Investment management 6,933
Shareholder servicing
Investor Class $ 1,066
Advisor Class 8
I Class 420 1,494
Rule 12b-1 fees
Advisor Class 8
Prospectus and shareholder reports
Investor Class 29
I Class 20 49
Custody and accounting 160
Registration 50
Legal and audit 19
Directors 8
Miscellaneous 15
Waived / paid by Price Associates (478)
Total expenses 8,258
Net investment income 100,467

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 5,387
Futures 3,935
Swaps 409
Net realized gain 9,731
Change in net unrealized gain / loss
Securities 48,909
Futures (148)
Swaps 194
Change in net unrealized gain / loss 48,955
Net realized and unrealized gain / loss 58,686
INCREASE IN NET ASSETS FROM OPERATIONS $ 159,153

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 100,467 $ 172,787
Net realized gain (loss) 9,731 (75,001)
Change in net unrealized gain / loss 48,955 115,723
Increase in net assets from operations 159,153 213,509
Distributions to shareholders
Net earnings
Investor Class (27,673) (51,138)
Advisor Class (131) (250)
I Class (65,280) (110,595)
Z Class (7,228) (10,408)
Decrease in net assets from distributions (100,312) (172,391)
Capital share transactions
*
Shares sold
Investor Class 110,194 183,004
Advisor Class 644 1,489
I Class 753,998 704,850
Z Class 8,646 154,464
Distributions reinvested
Investor Class 21,786 41,217
Advisor Class 127 245
I Class 59,415 100,077
Z Class 7,186 10,489
Shares redeemed
Investor Class (164,976) (431,561)
Advisor Class (946) (2,902)
I Class (847,958) (760,716)
Z Class (16,343) (8,206)
Decrease in net assets from capital share
transactions (68,227) (7,550)

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase (decrease) during period (9,386) 33,568
Beginning of period 4,686,925 4,653,357
End of period $ 4,677,539 $ 4,686,925
*Share information (000s)
Shares sold
Investor Class 23,942 40,481
Advisor Class 140 329
I Class 163,892 155,625
Z Class 1,875 34,459
Distributions reinvested
Investor Class 4,738 9,118
Advisor Class 27 54
I Class 12,907 22,109
Z Class 1,563 2,317
Shares redeemed
Investor Class (35,872) (95,550)
Advisor Class (205) (641)
I Class (184,315) (168,366)
Z Class (3,542) (1,814)
Decrease in shares outstanding (14,850) (1,879)

T. ROWE PRICE Short-Term Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short-Term
Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has four classes of shares: the Short-Term Bond Fund (Investor Class), the
Short-Term Bond Fund–Advisor Class (Advisor Class), the Short-Term Bond
Fund–I Class (I Class) and the Short-Term Bond Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses

T. ROWE PRICE Short-Term Bond Fund

are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Short-Term Bond Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight

T. ROWE PRICE Short-Term Bond Fund

by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as,

T. ROWE PRICE Short-Term Bond Fund

but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,246,424 $ — $ 2,246,424
Corporate Bonds — 1,884,053 6,170 1,890,223
Non-U.S. Government
Mortgage-Backed Securities — 406,705 6,123 412,828
Short-Term Investments 76,311 67,723 — 144,034
Securities Lending Collateral 249,216 — — 249,216
Total Securities 325,527 4,604,905 12,293 4,942,725
Swaps* — 362 — 362
Futures Contracts* 3,889 — — 3,889
Total $ 329,416 $ 4,605,267 $ 12,293 $ 4,946,976
Liabilities
Swaps $ — $ 100 $ — $ 100
Futures Contracts* 3,061 — — 3,061
Total $ 3,061 $ 100 $ — $ 3,161
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 3,889
Credit derivatives Centrally Cleared Swaps 362
*
Total $ 4,251
*
Liabilities
Interest rate derivatives Futures $ 3,061
Credit derivatives Bilateral Swaps and Premiums 100
Total $ 3,161
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (1,196) $ 3,935 $ — $ 2,739
Credit derivatives — — 409 409
Total $ (1,196) $ 3,935 $ 409 $ 3,148
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 368 $ (148) $ — $ 220
Credit derivatives — — 194 194
Total $ 368 $ (148) $ 194 $ 414
^ Options purchased are reported as securities.

T. ROWE PRICE Short-Term Bond Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $169,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2024, no collateral was pledged by

T. ROWE PRICE Short-Term Bond Fund

counterparties to the fund for bilateral derivatives. As of November 30, 2024, securities valued at $10,486,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 28% and 35% of net assets.
Options   The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying

T. ROWE PRICE Short-Term Bond Fund

Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and interest rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 29% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the

T. ROWE PRICE Short-Term Bond Fund

value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2024, the notional amount of protection sold by the fund totaled $117,930,000 (2.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
1% and 4% of net assets.

T. ROWE PRICE Short-Term Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade

T. ROWE PRICE Short-Term Bond Fund

date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $292,376,000, including

T. ROWE PRICE Short-Term Bond Fund

securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $299,553,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $827,454,000 and $925,642,000, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. government securities aggregated $1,694,393,000 and $1,678,887,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had
$199,796,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $4,982,866,000. Net unrealized loss aggregated $36,364,000 at period-end, of which $24,147,000 related to appreciated investments and $60,511,000 related to depreciated investments.

T. ROWE PRICE Short-Term Bond Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Short-Term Bond Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30, 2024 as indicated in the table below. At November 30, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.65% 0.90% 0.05% 0.00%
Expense limitation date 09/30/25 07/31/27 07/31/27 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(478)

T. ROWE PRICE Short-Term Bond Fund

provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2024, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $685,000 for T. Rowe Price
Services, Inc.; and $37,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2024, the fund was charged $260,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $6,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
November 30, 2024, approximately 37% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment

T. ROWE PRICE Short-Term Bond Fund

options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of November 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 51,825,393 shares of the Investor Class, representing 18%
of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F55-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025